RELATED PARTIES - Operating transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTIES
Total revenues from related parties	₽ 3,349	₽ 2,178	₽ 1,484
Total operating expenses incurred on transactions with related parties	4,053	3,114	6,578
MTS Bank
RELATED PARTIES
Total revenues from related parties	1,507	900	588
Total operating expenses incurred on transactions with related parties	2,259	347	61
Zifrovoe TV
RELATED PARTIES
Total revenues from related parties	724	55	3
Sitronics
RELATED PARTIES
Total revenues from related parties	303
Business Nedvizhimost
RELATED PARTIES
Total operating expenses incurred on transactions with related parties	821	246	224
AB Safety
RELATED PARTIES
Total operating expenses incurred on transactions with related parties	302	271	212
Jet Air Group
RELATED PARTIES
Total operating expenses incurred on transactions with related parties	172	183	180
Maxima
RELATED PARTIES
Total operating expenses incurred on transactions with related parties	143	1,018	1,351
MTS Belarus
RELATED PARTIES
Total revenues from related parties	248	276	266
Total operating expenses incurred on transactions with related parties	121	161	394
Elavius
RELATED PARTIES
Total operating expenses incurred on transactions with related parties	11	159	328
Inturavtoservis
RELATED PARTIES
Total operating expenses incurred on transactions with related parties	4	124	44
Rent-Nedvizhimost
RELATED PARTIES
Total operating expenses incurred on transactions with related parties		308	776
Detsky Mir
RELATED PARTIES
Total revenues from related parties	188	129	64
Medsi Group
RELATED PARTIES
Total revenues from related parties	156	242	113
Sistema
RELATED PARTIES
Total revenues from related parties	19	83	61
Segezha Group
RELATED PARTIES
Total revenues from related parties	10	149
Sitronics KASU
RELATED PARTIES
Total revenues from related parties	5	40	8
NVision
RELATED PARTIES
Total revenues from related parties			119
Total operating expenses incurred on transactions with related parties			575
Stream
RELATED PARTIES
Total revenues from related parties			141
Total operating expenses incurred on transactions with related parties			2,132
Other related parties
RELATED PARTIES
Total revenues from related parties	189	304	121
Total operating expenses incurred on transactions with related parties	₽ 220	₽ 297	₽ 301